Equity Method Investments (Schedule Of Immaterial Nature Of Equity Investments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Millennium Pipeline
Schedule of Equity Method Investments [Line Items]
Net Revenues		$ 206.3	$ 190.5
Operating Income		136.1	128.8
Net Income		98.0	89.6
Current Assets		35.7	32.1
Noncurrent Assets		987.1	1,016.3
Current Liabilities		44.4	42.6
Noncurrent Liabilities		535.8	568.3
Total Members' Equity		442.6	437.5
Contributions	[1]	1.4	2.6
Distribution of Earnings	[1]	47.5	35.6
Millennium Pipeline | Predecessor
Schedule of Equity Method Investments [Line Items]
Net Revenues				$ 157.8
Operating Income				101.3
Net Income				63.0
Current Assets				38.3
Noncurrent Assets				1,033.8
Current Liabilities				58.8
Noncurrent Liabilities				599.7
Total Members' Equity				413.6
Contributions	[1]			16.6
Distribution of Earnings	[1]			29.0
Hardy Storage
Schedule of Equity Method Investments [Line Items]
Net Revenues		23.4	23.6
Operating Income		15.3	16.1
Net Income		10.3	10.6
Current Assets		12.1	12.0
Noncurrent Assets		155.5	157.4
Current Liabilities		19.3	17.1
Noncurrent Liabilities		68.5	77.4
Total Members' Equity		79.8	74.9
Contributions	[1]	0.0	0.0
Distribution of Earnings	[1]	2.6	2.2
Hardy Storage | Predecessor
Schedule of Equity Method Investments [Line Items]
Net Revenues				24.4
Operating Income				16.5
Net Income				10.6
Current Assets				12.5
Noncurrent Assets				160.2
Current Liabilities				18.3
Noncurrent Liabilities				85.7
Total Members' Equity				68.7
Contributions	[1]			0.0
Distribution of Earnings	[1]			3.1
Pennant
Schedule of Equity Method Investments [Line Items]
Net Revenues		34.6	8.5
Operating Income		17.8	(2.4)
Net Income		17.8	(2.4)
Current Assets		11.0	23.7
Noncurrent Assets		389.6	380.0
Current Liabilities		8.4	8.6
Total Members' Equity		392.2	395.1
Contributions	[1]	0.0	66.6
Distribution of Earnings	[1]	7.1	0.0
Return of Capital	[1]	$ 16.0	$ 0.0
Pennant | Predecessor
Schedule of Equity Method Investments [Line Items]
Net Revenues				2.0
Operating Income				1.3
Net Income				1.3
Current Assets				34.1
Noncurrent Assets				231.9
Current Liabilities				11.4
Total Members' Equity				254.6
Contributions	[1]			108.9
Distribution of Earnings	[1]			0.0
Return of Capital	[1]			$ 0.0

[1]	Contribution and distribution data represents CPG's portion based on CPG's ownership percentage of each investment.